Summary of Significant Accounting Policies - Schedule of Future Lease Collections Generated from Contracts Already Signed (Details)	Dec. 31, 2024 USD ($)
Schedule of Future Lease Collections Generated from Contracts Already Signed [Abstract]
2025	$ 1,236,270
2026	1,119,370
2027	1,119,370
2028	1,164,145
2029	1,164,145
Thereafter	6,055,417
Total	$ 11,858,717